Accounting Policies (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) segment	Sep. 30, 2021 USD ($)	Dec. 31, 2019 USD ($)
Significant Accounting Policies [Line Items]
Operating segments | segment	1
Reportable segments | segment	1
Operating Lease, Liability	$ 40
Long-term Debt	1,023
Accumulated deficit	(421,361)	$ (430,059)	$ (401,783)
Operating Lease, Right-of-Use Asset	10	$ 8	283
Accounting Standards Update 2016-02 [Member]
Significant Accounting Policies [Line Items]
Operating Lease, Liability			600
Operating Lease, Right-of-Use Asset			$ 560
Accounting Standards Update 2020-06 [Member]
Significant Accounting Policies [Line Items]
Long-term Debt	800
Accumulated deficit	(300)
Additional Paid in Capital	$ (1,100)
Licenses [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Intangible assets, useful life	15 years
Licenses [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Intangible assets, useful life	20 years